Income Taxes - Schedule of Federal Income Tax (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Current operations	$ 176,956	$ 2,730	$ 1,021,679	$ 10,659
Less: valuation allowance	(176,956)	(2,730)	(1,021,679)	(10,659)
Net provision for Federal income taxes	$ 0	$ 0	$ 0	$ 0